Investment Strategy - American Century ETF Trust - Avantis Total Equity Markets ETF	Jul. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis Total Equity Markets ETF seeks to achieve its objective by allocating its assets across various asset classes. The fund seeks exposure to its desired asset classes by investing in equity securities of individual companies and other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The fund (through its direct investments and investments in the underlying funds) represents a broadly diversified basket of equity securities that seeks to overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and equity ETFs. The managers will strategically allocate to individual securities and the underlying funds across geographies and investment styles to achieve the desired allocation. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate and to better balance risks in changing market environments and control costs and tax realizations.
The fund invests primarily in equity securities of U.S. companies (either directly or through the underlying funds). The fund may also invest (directly or indirectly) in non-U.S. developed countries and emerging markets worldwide, with a majority of its non-U.S. exposure allocated to developed countries.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and equity ETFs.